Business combination - Summary of fair value of identifiable assets and liabilities as of the settlement date (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
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Provision for plugging	$ 12,013
Provision for abandonment and contingencies	12,051
Deferred tax liabilities on oil and gas property	$ 194,035